SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dole evaluated subsequent events through May 15, 2024, the date that Dole’s unaudited condensed consolidated financial statements were issued.
On April 25, 2024, Dole voluntarily prepaid $100.0 million of its Term Loan A and Term Loan B facilities with proceeds from the sale of the Progressive Produce business.
On April 4, 2024, a cash dividend was paid to shareholders of record on March 21, 2024. On May 14, 2024, the Board of Directors of Dole plc declared a cash dividend for the first quarter of 2024 of $0.08 per share, payable on July 5, 2024, to shareholders of record on June 12, 2024.